Warrant Liability - Disclosure of Changes in Fair Value of Warrant Liabilities (Details)	2 Months Ended
Dec. 31, 2023 USD ($) shares
Disclosure of warrant liability [abstract]
Number of public warrants issued, At date of acquisition	11,499,990
Number of private warrants issued, At date of acquisition	11,950,000
Number of founder warrants issued, At date of acquisition	1,779,368
Non-current warrant liability, At date of acquisition | $	$ 1,513,762
Change in fair value | $	$ 504,587
Number of public warrants issued, Balance	11,499,990
Number of private warrants issued, Balance	11,950,000
Number of founder warrants issued, Balance	1,779,368
Non-current warrant liability, Balance | $	$ 2,018,349